Future Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
Year ended September 30, 2013	$ 20,500
Year ended September 30, 2014	20,500
Year ended September 30, 2015	20,500
Year ended September 30, 2016	20,500
Year ended September 30, 2017	1,937,125
Thereafter	1,600,000
Total	$ 3,619,125